Provisions - Summary of provisions (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Provisions	₩ 1,266,314	₩ 1,166,856
Asset retirement obligations
Provisions [Line Items]
Provisions	91,571	82,123	₩ 65,659
Litigation
Provisions [Line Items]
Provisions	29,238	9,693	12,468
Unused credit commitments
Provisions [Line Items]
Provisions	317,590	300,008
Guarantee contracts issued
Provisions [Line Items]
Provisions	83,411	81,922
Financial guarantee contracts
Provisions [Line Items]
Provisions	55,828	55,344
Non-financial guarantee contracts issued
Provisions [Line Items]
Provisions	27,583	26,578
Other
Provisions [Line Items]
Provisions	₩ 744,504	₩ 693,110	₩ 337,039